Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. We determine fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active near the measurement date; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value of our money market funds was determined based on “Level 1” inputs.

The fair value of certificates of deposit, U.S. Treasury and agency bonds, and corporate bonds were determined based on “Level 2” inputs. The valuation techniques used to measure the fair value of certificates of deposit included observable market-based inputs for similar assets, which primarily include yield curves and time-to-maturity factors. The valuation techniques used to measure the fair value of U.S. Treasury and agency bonds and corporate bonds included standard observable inputs, including reported trades, quoted market prices, matrix pricing, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets or benchmark securities and data provided by third parties as many of the bonds are not actively traded.

There were no marketable securities measured on a recurring basis in the “Level 3” category.

We have not elected the fair value option as prescribed by ASC 825, The Fair Value Option for Financial Assets and Financial Liabilities, for our financial assets and liabilities that are not otherwise required to be carried at fair value. Under ASC 820, material financial assets and liabilities not carried at fair value, such as our accounts receivable and payables, are reported at their carrying values.

Instruments Measured at Fair Value on a Recurring Basis. The following tables present our cash and cash equivalents and investments’ costs, gross unrealized gains (losses), and fair value by major security type recorded as cash and cash equivalents or short-term or long-term investments as of June 30, 2017 and December 31, 2016 (in thousands):

	As of June 30, 2017
		Gross		Cash and
		Unrealized		Cash	Short-term	Long-term
	Cost	Gains (Losses)	Fair Value	Equivalents	Investments	Investments
Cash	$89,576	$—	$89,576	$89,576	$—	$—

Level 1:
Money market funds	5,840	—	5,840	5,840	—	—

Subtotal	5,840	—	5,840	5,840	—	—

Level 2:
Certificates of deposit	5,894	—	5,894	—	5,894	—
U.S. Treasury and agency bonds	53,554	(65)	53,489	2,999	20,477	30,013
Corporate bonds	27,947	(30)	27,917	—	27,917	—

Subtotal	87,395	(95)	87,300	2,999	54,288	30,013

Level 3	—	—	—	—	—	—

Total	$182,811	$(95)	$182,716	$98,415	$54,288	$30,013

	As of December 31, 2016
		Gross		Cash and
		Unrealized		Cash	Short-term	Long-term
	Cost	Gains (Losses)	Fair Value	Equivalents	Investments	Investments
Cash	$10,499	$—	$10,499	$10,499	$—	$—

Level 1:
Money market funds	20,807	—	20,807	20,807	—	—

Subtotal	20,807	—	20,807	20,807	—	—

Level 2:			—
Certificates of deposit	10,552	—	10,552	—	10,552	—
Corporate bonds	10,770	72	10,842	—	10,842	—

Subtotal	21,322	72	21,394	—	21,394	—

Level 3	—	—	—	—	—	—

Total	$52,628	$72	$52,700	$31,306	$21,394	$—

There were no transfers between Level 1, Level 2, or Level 3 securities during the six months ended June 30, 2017. As of June 30, 2017, there were 23 securities with a fair value of $73.8 million in an unrealized loss position for less than 12 months. The gross unrealized losses of $0.1 million as of June 30, 2017 were due to changes in market rates, and we have determined the losses are temporary in nature.

All the long-term investments had maturities of between one and two years in duration as of June 30, 2017. Cash and cash equivalents, restricted cash, and investments as of June 30, 2017 and December 31, 2016 held domestically were approximately $177.7 million and $52.9 million, respectively.

Contingent Consideration. Contingent consideration in connection with acquisitions is measured at fair value each reporting period based on significant unobservable inputs, classified as Level 3 measurement. See Note 3 for additional information on the valuation of the contingent consideration as of the acquisition date. The contingent earn-out consideration has been recorded in other liabilities in our accompanying condensed consolidated balance sheet with any changes in fair value each reporting period recorded in general and administrative expenses in our condensed consolidated statements of operations and comprehensive loss. Changes in fair value depend on several factors including estimates of the timing and ability to achieve the milestones.

The following table presents a reconciliation of the beginning and ending balances of acquisition-related accrued contingent consideration using significant unobservable inputs (Level 3) for the six months ended June 30, 2017 (in thousands):

	Six Months Ended June 30,
	2017	2016
Beginning balance	$—	$—
Obligations assumed	1,160	—
Change in fair value	158	—

Ending balance	$1,318	$—

Instruments Not Recorded at Fair Value on a Recurring Basis. The carrying amounts of our financial instruments, including cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate their current fair value because of their nature and relatively short maturity dates or durations.

Assets and Liabilities Recorded at Fair Value on a Non-Recurring Basis. The fair value of our cost method investment is measured when it is deemed to be other-than-temporarily impaired, assets acquired and liabilities assumed in a business acquisition, and goodwill and other long lived assets when they are held for sale or determined to be impaired. See Note 3 for fair value measurements of certain assets and liabilities recorded at fair value on a non-recurring basis.

3. Fair Value Measurements

The following tables present our cash and cash equivalents and investments’ costs, gross unrealized losses, and fair value by major security type recorded as cash and cash equivalents or short-term or long-term investments as of December 31, 2015 and 2016 (in thousands):

	As of December 31, 2015
	Cost	Gross Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Cash	$853	$—	$853	$853	$—	$—

Level 1:
Money market funds	15,216	—	15,216	15,216	—	—

Subtotal	15,216	—	15,216	15,216	—	—

Level 2:
Certificates of deposit	26,442	—	26,442	8,710	7,146	10,586
Corporate bonds	18,713	(81)	18,632	—	7,645	10,987

Subtotal	45,155	(81)	45,074	8,710	14,791	21,573

Level 3	—	—	—	—	—	—

Total	$61,224	$(81)	$61,143	$24,779	$14,791	$21,573

	As of December 31, 2016
	Cost	Gross Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Cash	$10,499	$—	$10,499	$10,499	$—	$—

Level 1:
Money market funds	20,807	—	20,807	20,807	—	—

Subtotal	20,807	—	20,807	20,807	—	—

Level 2:
Certificates of deposit	10,552	—	10,552	—	10,552	—
Corporate bonds	10,770	72	10,842	—	10,842	—

Subtotal	21,322	72	21,394	—	21,394	—

Level 3	—	—	—	—	—	—

Total	$52,628	$72	$52,700	$31,306	$21,394	$—

There were no transfers between Level 1, Level 2, or Level 3 securities during the years ended December 31, 2014, 2015, or 2016.

All of the long-term investments had maturities of between one and two years in duration as of December 31, 2015. Cash and cash equivalents, restricted cash, and investments as of December 31, 2015 and 2016 were approximately $62.3 million and $52.9 million, respectively, and were all held domestically.

Instruments Not Recorded at Fair Value on a Recurring Basis. The carrying amounts of our financial instruments, including cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate their current fair value because of their nature and relatively short maturity dates or durations.

Assets and Liabilities Recorded at Fair Value on a Non-Recurring Basis. The fair value of our cost method investment is measured when it is deemed to be other-than-temporarily impaired, and long lived assets when they are held for